Description of the Business (Detail) - CAD ($) $ in Millions								12 Months Ended
	Dec. 17, 2020	Jul. 16, 2020	Apr. 16, 2020	Jan. 16, 2020	Dec. 19, 2019	Jun. 11, 2019	Oct. 13, 2016	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage								100.00%	100.00%
Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Disposition period (in years)	2 years
Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period (in years)							10 years
Hydro One Remote Communities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Electrical distribution, increased base rate			2.00%
2018 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement						$ 1,459
2019 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement						1,498
2020 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 1,630
Distribution revenue requirement						1,532
2020 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				$ 33
2020 Approved Revenue Requirement [Member] | Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement					$ 9
2021 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		1,701
Distribution revenue requirement						1,578
2022 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 1,772
Distribution revenue requirement						$ 1,624
Province [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage								47.30%	47.30%
B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party (as a percent)								66.00%
Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party (as a percent)								55.00%